CAPITAL STOCK - Stock Options Outstanding and Exercisable (Details)	Dec. 31, 2017 CAD ($) shares year	Dec. 31, 2016 CAD ($) shares year	Dec. 31, 2015 CAD ($) shares year	Dec. 31, 2014 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number (in shares) | shares	834,375	1,061,250	1,617,500	2,360,000
Options outstanding, Weighted average contractual life (years) | year	3.36	4.18	4.90
Options outstanding, Weighted average exercise price (in CDN per share)	$ 12.29	$ 11.38	$ 8.78	$ 7.01
Options exercisable, Number (in shares) | shares	721,250	692,500	950,625
Options exercisable, Weighted average exercise price (in CDN per share)	$ 12.26	$ 10.84	$ 6.27
$12.04 to $12.14
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number (in shares) | shares	453,750
Options outstanding, Weighted average contractual life (years) | year	2.92
Options outstanding, Weighted average exercise price (in CDN per share)	$ 12.05
Options exercisable, Number (in shares) | shares	443,125
Options exercisable, Weighted average exercise price (in CDN per share)	$ 12.05
$12.04 to $12.14 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)	12.04
$12.04 to $12.14 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)	$ 12.14
$12.55 to $14.34
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number (in shares) | shares	380,625
Options outstanding, Weighted average contractual life (years) | year	3.88
Options outstanding, Weighted average exercise price (in CDN per share)	$ 12.58
Options exercisable, Number (in shares) | shares	278,125
Options exercisable, Weighted average exercise price (in CDN per share)	$ 12.60
$12.55 to $14.34 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)	12.55
$12.55 to $14.34 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)	$ 14.34
$1.55 to $1.80
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number (in shares) | shares		90,000
Options outstanding, Weighted average contractual life (years) | year		0.47
Options outstanding, Weighted average exercise price (in CDN per share)		$ 1.73
Options exercisable, Number (in shares) | shares		90,000
Options exercisable, Weighted average exercise price (in CDN per share)		$ 1.73
$1.55 to $1.80 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)		1.55
$1.55 to $1.80 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)		$ 1.80
$12.04 to $14.34
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number (in shares) | shares		971,250	1,081,250
Options outstanding, Weighted average contractual life (years) | year		4.53	5.35
Options outstanding, Weighted average exercise price (in CDN per share)		$ 12.27	$ 12.31
Options exercisable, Number (in shares) | shares		602,500	414,375
Options exercisable, Weighted average exercise price (in CDN per share)		$ 12.20	$ 12.25
$12.04 to $14.34 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)		12.04	12.04
$12.04 to $14.34 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)		$ 14.34	$ 14.34
$1.55 to $2.19
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number (in shares) | shares			536,250
Options outstanding, Weighted average contractual life (years) | year			4.00
Options outstanding, Weighted average exercise price (in CDN per share)			$ 1.65
Options exercisable, Number (in shares) | shares			536,250
Options exercisable, Weighted average exercise price (in CDN per share)			$ 1.65
$1.55 to $2.19 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)			1.55
$1.55 to $2.19 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)			$ 2.19